Related Party Transactions (Tables)	3 Months Ended
Jul. 31, 2025
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management	During the three months ended July 31, 2025, and 2024, the compensation for key management is as follows:

(in thousands)	2025 $	2024 $
Salaries and other short-term benefits	2,109	505
Severance (included in salaries)	—	—
Share-based payments	36	108
Director compensation (included in salaries)	54	84
	2,199	697